CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities
Net income	$ 20,830	$ 38,672
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	53,757	58,046
Amortization of deferred drydocking and special survey costs	4,252	3,403
Amortization of finance costs	5,114	5,729
Exit fees accrued on debt	1,484	1,615
Loss on sale of securities		2,357
Payments for drydocking and special survey costs deferred	(10,351)	(4,516)
Amortization of deferred realized losses on interest rate swaps	1,832	1,832
Equity income on investments	(184)	(355)
(Increase)/Decrease in
Accounts receivable	(9,292)	(3,816)
Inventories	(216)	2,434
Prepaid expenses	(727)	(133)
Due from related parties	(932)	233
Other assets, current and non-current	(6,953)	(898)
Increase/(Decrease) in
Accounts payable	4,919	2,259
Accrued liabilities	3,174	359
Unearned revenue, current and long-term	(10,724)	(10,803)
Other liabilities, current and long-term	(391)	(6,367)
Net Cash provided by Operating Activities	55,592	90,051
Cash Flows from Investing Activities
Vessels additions	(1,683)	(2,612)
Net proceeds from sale of securities		6,236
Net Cash provided by/(used in) Investing Activities	(1,683)	3,624
Cash Flows from Financing Activities
Payments of long-term debt	(48,381)	(103,572)
Net Cash used in Financing Activities	(48,381)	(103,572)
Net Increase/(Decrease) in cash, cash equivalents and restricted cash	5,528	(9,897)
Cash, cash equivalents and restricted cash at beginning of period	69,707	76,529
Cash, cash equivalents and restricted cash at end of period	$ 75,235	$ 66,632